Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses
Schedule of accounts payable and accrued expenses

	March 31, 2023	December 31, 2022
Accounts payable	$2,409	$2,010
Accrued payroll	651	260
Accrued bonus	916	141
Accrued offering costs	154	655
Accrued research and development costs	518	490
Accrued consulting fees	35	451
Accrued legal costs	107	308
Other accrued expenses	203	113
Total accounts payable and accrued expenses	$4,993	$4,428

December 31, 2022
Accounts payable	$2,010
Accrued offering costs	655
Accrued research and development costs	490
Accrued consulting costs	451
Accrued legal costs	308
Accrued payroll	260
Accrued bonus	141
Other accrued expenses	113
Total accounts payable and accrued expenses	$4,428